Fair Value of Financial Instruments (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Presentation of Financial Instruments Carried at Fair Value by Valuation Hierarchy

The table below presents the financial instruments carried at fair value by the valuation hierarchy (as described above):

	Level 1	Level 2	Level 3	Total
	(In Thousands)
June 30, 2014
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,328	$—	$3,328
Corporate stock and bonds	6	—	—	6
Non-agency CMOs	—	—	5,856	5,856
Government sponsored agency mortgage-backed securities	—	84,131	—	84,131
GNMA mortgage-backed securities	—	201,969	—	201,969
Loans held for sale	—	5,261	—	5,261
Other assets:
Interest rate lock commitments	—	164	—	164
Unused commitments	—	15	—	15
Forward contracts to sell mortgage loans	—	23	—	23

Total	$6	$294,891	$5,856	$300,753

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$9	$—	$9
Unused commitments	—	—	—	—
Forward contracts to sell mortgage loans	—	130	—	130

Total	$—	$139	$—	$139

	Level 1	Level 2	Level 3	Total
	(In Thousands)
December 31, 2013
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,376	$—	$3,376
Corporate stock and bonds	355	—	—	355
Non-agency CMOs	—	—	6,208	6,208
Government sponsored agency mortgage-backed securities	—	50,158	—	50,158
GNMA mortgage-backed securities	—	217,775	—	217,775
Loans held for sale(1)	—	3,085	—	3,085
Other assets:
Interest rate lock commitments	—	37	—	37
Unused commitments	—	3	—	3
Forward contracts to sell mortgage loans	—	33	—	33

Total	$355	$274,467	$6,208	$281,030

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$12	$—	$12
Unused commitments	—	4	—	4
Forward contracts to sell mortgage loans	—	1	—	1

Total	$—	$17	$—	$17

The table below presents the financial instruments carried at fair value as of December 31, 2013 and March 31, 2013, by the valuation hierarchy (as described above):

	Level 1	Level 2	Level 3	Total
	(In Thousands)
December 31, 2013
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,376	$—	$3,376
Corporate stock and bonds	355	—	—	355
Non-agency CMOs	—	—	6,208	6,208
Government sponsored agency mortgage-backed securities	—	50,158	—	50,158
GNMA mortgage-backed securities	—	217,775	—	217,775
Loans held for sale (1)	—	3,085	—	3,085
Other assets:
Interest rate lock commitments	—	37	—	37
Unused commitments	—	3	—	3
Forward contracts to sell mortgage loans	—	33	—	33

Total	$355	$274,467	$6,208	$281,030

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$12	$—	$12
Unused commitments	—	4	—	4
Forward contracts to sell mortgage loans	—	1	—	1

Total	$—	$17	$—	$17

(1)	Beginning April 1, 2013, pursuant to ASC 825-10-25 Fair Value Option, loans held for sale are recorded at fair value.

	Level 1	Level 2	Level 3	Total
	(In thousands)
March 31, 2013
Financial assets
Investment securities available for sale:
U.S. government sponsored and federal agency obligations	$—	$3,504	$—	$3,504
Corporate stock and bonds	264	—	—	264
Non-agency CMOs	—	—	7,549	7,549
Government sponsored agency mortgage-backed securities	—	3,184	—	3,184
GNMA mortgage-backed securities	—	252,286	—	252,286
Other assets:
Interest rate lock commitments	—	689	—	689
Forward contracts to sell mortgage loans	—	1	—	1

Total	$264	$259,664	$7,549	$267,477

Financial liabilities
Other liabilities:
Interest rate lock commitments	$—	$3	$—	$3
Forward contracts to sell mortgage loans	—	313	—	313

Total	$—	$316	$—	$316

Summary of Price Ginnie Mae Mortgage-Backed Securities

The significant inputs used to price GNMA mortgage-backed securities are as follows:

	June 30, 2014		Weighted Average	December 31, 2013		Weighted Average
	From	To		From	To
Coupon rate	1.6%	4.6%	2.4%	1.6%	4.6%	2.4%
Duration (in years)	1.0	6.4	3.9	1.1	5.7	3.6
PSA prepayment speed	147	374	214	128	458	346

The significant inputs used at December 31, 2013 and March 31, 2013 to price GNMA mortgage-backed securities are as follows:

	December 31, 2013		Weighted Average	March 31, 2013		Weighted Average
	From	To		From	To
Coupon rate	1.6%	4.6%	2.4%	1.6%	4.6%	2.4%
Duration (in years)	1.1	5.7	3.6	1.2	5.1	3.6
PSA prepayment speed	128	458	346	283	453	332

Schedule of Observable and Unobservable Inputs

	June 30, 2014		Weighted Average	December 31, 2013		Weighted Average
	From	To		From	To
Observable inputs:
30 to 59 day delinquency rate	2.0%	4.9%	3.1%	1.6%	5.8%	4.0%
60 to 89 day delinquency rate	0.3	2.1	1.2	0.8	2.5	1.9
90 plus day delinquency rate	3.9	8.1	6.1	4.6	9.9	6.5
Loss severity	52.6	64.0	57.9	52.0	68.5	57.1
Coupon rate	5.0	6.0	5.5	5.0	6.0	5.5
Current credit support	—	3.9	—	—	4.3	—
Unobservable inputs:
Month 1 to month 24 constant default rate	5.6	12.2	8.5	5.3	11.6	8.2
Discount rate	4.0	6.5	6.1	4.0	7.0	6.6

The Corporation had 99.2% of its non-agency CMOs valued by an independent pricing service that used a discounted cash flow model that incorporates inputs considered Level 3 by the accounting guidance.

	December 31, 2013		Weighted Average	March 31, 2013		Weighted Average
	From	To		From	To
Observable inputs:
30 to 59 day delinquency rate	1.6%	5.8%	4.0%	2.0%	4.6%	3.8%
60 to 89 day delinquency rate	0.8	2.5	1.9	0.7	3.1	1.8
90 plus day delinquency rate	4.6	9.9	6.5	2.4	6.2	5.6
Loss severity	52.0	68.5	57.1	39.9	71.2	58.3
Coupon rate	5.0	6.0	5.5	5.0	6.0	5.5
Current credit support	—	4.3	—	—	58.4	1.4
Unobservable inputs:
Month 1 to month 24 constant default rate	5.3	11.6	8.2	4.5	11.5	8.1
Discount rate	4.0	7.0	6.6	4.0	7.0	6.3

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following is a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (level 3):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)

Non-agency CMOs
Beginning balance	$6,041	$7,549	$6,208	$14,158
Total realized/unrealized gains (losses):
Included in earnings	—	1	—	(198)
Included in other comprehensive income	76	114	132	972
Included in earnings as unrealized other-than-temporary impairment	(12)	—	(33)	(83)
Included in earnings upon payoff of securities for which other-than-temporary impairment was previously recognized	—	—	—	—
Included in earnings as realized other-than-temporary impairment	49	68	112	241
Principal repayments	(298)	(551)	(563)	(1,489)
Sales		—	—	(6,420)

Ending balance	$5,856	$7,181	$5,856	$7,181

The following is a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (level 3):

	Nine Months Ended	Year Ended
	December 31, 2013	March 31, 2013
	(In thousands)
Non-agency CMOs
Beginning balance	$7,549	$21,592
Total realized/unrealized gains (losses):
Included in earnings	2	(191)
Included in other comprehensive income	93	3,139
Included in earnings as unrealized other-than-temporary impairment	(23)	(412)
Included in earnings upon payoff of securities for which other-than-temporary impairment was previously recognized	—	4
Included in earnings as realized other-than-temporary impairment	224	721
Principal repayments	(1,637)	(5,042)
Sales	—	(12,262)

Ending balance	$6,208	$7,549

Fair Value on Nonrecurring Basis

The following table presents such assets carried on the Consolidated Balance Sheets by caption and by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(In thousands)
June 30, 2014
Impaired loans, with an allowance recorded, net	$—	$—	$10,626	$10,626
Mortgage servicing rights	—	—	7,766	7,766
Other real estate owned	—	—	56,170	56,170

Total assets at fair value	$—	$—	$74,562	$74,562

December 31, 2013
Impaired loans, with an allowance recorded, net	$—	$—	$44,046	$44,046
Mortgage servicing rights	—	—	6,448	6,448
Other real estate owned	—	—	63,460	63,460

Total assets at fair value	$—	$—	$113,954	$113,954

The following table presents such assets carried on the consolidated balance sheet by caption and by level within the fair value hierarchy as of December 31, 2013 and March 31, 2013:

	Level 1	Level 2	Level 3	Total
	(In thousands)
December 31, 2013
Impaired loans, with an allowance recorded, net	$—	$—	$44,046	$44,046
Mortgage servicing rights	—	—	6,448	6,448
Other real estate owned	—	—	63,460	63,460

Total assets at fair value	$—	$—	$113,954	$113,954

March 31, 2013
Impaired loans, with an allowance recorded, net	$—	$—	$76,430	$76,430
Loans held for sale (1)	—	643	—	643
Mortgage servicing rights	—	—	20,889	20,889
Other real estate owned	—	—	84,342	84,342

Total assets at fair value	$—	$643	$181,661	$182,304

(1)	Prior to April 1, 2013, loans held for sale were recorded at the lower of cost or fair value.

Significant Inputs Used for Assets Measured at Fair Value on a Nonrecurring Basis

The significant inputs for those assets measured at fair value on a nonrecurring basis are as follows:

June 30, 2014
	Method	Inputs
Impaired loans, with an allowance recorded, net	Appraised Values	External appraised values-adjustments made to values due to management factors including age of appraisal, age of comparables, known changes in the market and in the collateral and selling and commission cost of 15% to 35%.
Mortgage servicing rights	Discounted Cash Flow	Weighted average prepayment speed 8.63%; weighted average discount rate 11.98%.
Other real estate owned	Appraised Values	External appraised values less selling and commission cost of 15% to 35%.

The significant inputs used at December 31, 2013 for those assets measured at fair value on a nonrecurring basis are as follows:

December 31, 2013
	Method	Inputs
Impaired loans, with an allowance recorded, net	Appraised Values	External appraised values-adjustments made to values due to management factors including age of appraisal, age of comparables, known changes in the market and in the collateral and selling and commission cost of 15 % to 35%.
Mortgage servicing rights	Discounted Cash Flow	Weighted average prepayment speed 7.06%; weighted average discount rate 12.02%.
Other real estate owned	Appraised Values	External appraised values less selling and commission cost of 15 % to 35%.

Carrying Amount and Fair Value of Corporation's Financial Instruments

The carrying amount and fair value of the Corporation’s financial instruments consist of the following:

	June 30, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Financial assets:
Cash and cash equivalents	$177,347	$177,347	$143,396	$143,396
Investment securities available for sale	295,290	295,290	277,872	277,872
Loans held for sale	5,261	5,261	3,085	3,085
Loans held for investment	1,506,963	1,463,279	1,544,324	1,488,677
Mortgage servicing rights	20,929	21,588	22,294	23,553
Federal Home Loan Bank stock	11,940	11,940	11,940	11,940
Accrued interest receivable	7,640	7,640	8,216	8,216
Interest rate lock commitments	164	164	37	37
Unused commitments	15	15	3	3
Forward contracts to sell mortgage loans(1)	23	23	33	33
Financial liabilities:
Non-maturity deposits	1,380,415	1,380,415	1,324,324	1,324,324
Deposits with stated maturities	492,825	492,263	550,969	549,668
Other borrowed funds	13,781	14,076	12,877	13,121
Accrued interest payable—borrowings	19	19	22	22
Accrued interest payable—deposits	374	374	393	393
Interest rate lock commitments	9	9	12	12
Unused commitments	—	—	4	4
Forward contracts to sell mortgage loans(1)	130	130	1	1

The carrying amount and fair value of the Corporation’s financial instruments consist of the following:

	December 31, 2013		March 31, 2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In thousands)
Financial assets:
Cash and cash equivalents	$143,396	$143,396	$228,536	$228,536
Investment securities available for sale	277,872	277,872	266,787	266,787
Loans held for sale	3,085	3,085	18,058	18,356
Loans held for investment	1,544,324	1,488,677	1,670,543	1,643,968
Mortgage servicing rights	22,294	23,553	21,824	22,088
Federal Home Loan Bank stock	11,940	11,940	25,630	25,630
Accrued interest receivable	8,216	8,216	9,563	9,563
Interest rate lock commitments	37	37	689	689
Unused commitments	3	3	—	—
Forward contracts to sell mortgage loans (1)	33	33	1	1
Financial liabilities:
Non-maturity deposits	1,324,324	1,324,324	1,366,049	1,366,049
Deposits with stated maturities	550,969	549,668	658,976	660,536
Other borrowed funds	12,877	13,121	317,225	341,903
Accrued interest payable—borrowings	22	22	53,788	53,788
Accrued interest payable—deposits	393	393	607	607
Interest rate lock commitments	12	12	3	3
Unused commitments	4	4	—	—
Forward contracts to sell mortgage loans (1)	1	1	313	313

(1)	The Corporation has elected to offset the fair value of individual forward sale contracts and present a net amount on the Consolidated Balance Sheets in accordance with ASC 815-45, Derivatives and Hedging.